Long-Term Incentive Plans (LTIPs) - RSU Plan Movement (Details) ₽ in Thousands				12 Months Ended
	Dec. 20, 2021 Options	Nov. 25, 2021 Options	Jul. 27, 2021 Options	Dec. 31, 2021 RUB (₽) Options	Dec. 31, 2020 RUB (₽)	Dec. 31, 2019 RUB (₽)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Payables on social security and taxes other than income tax | ₽				₽ 7,453	₽ 4,068
2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (units)	161,915	77,228	251,921
Social Tax Expense | ₽				38,722	0	₽ 0
Payables on social security and taxes other than income tax | ₽				₽ 38,722	₽ 0
Series 1-3 | 2021 RSU Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (units)				491,064
Forfeited during the period (RSUs)				22,443
Outstanding at end of the period (units)				468,621